SEPTEMBER 30, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

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INTERNATIONAL

Templeton Asian Growth Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Asian Growth Fund

Your Fund’s Goal and Main Investments: Templeton Asian Growth Fund seeks long-

term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities of companies located in the Asian region (excluding Australia, New Zealand and Japan) as defined in the prospectus. Such companies have their principal securities trading markets in, derive at least 50% of their total revenues or profits from goods or services produced or sales made in, have at least 50% of their assets in, are linked to currencies of, or are organized under the laws of or have principal offices in, Asia region countries.

This semiannual report for Templeton Asian Growth Fund covers the period ended September 30, 2011.

Economic and Market Overview

The fundamental and financial strength of Asian economies was evident during the reporting period as they continued to report strong economic data, albeit a moderation from 2010. This strength, however, was not reflected in Asia’s equity prices as the eurozone’s sovereign debt crisis and U.S. fiscal concerns led investors to hold cash, shying away from investments in developed and emerging markets.

In Asia, inflation remained a key concern. While some economies such as India and Thailand maintained a tightening monetary policy to curb inflationary pressures, the fragile global environment led countries such as Indonesia and
South Korea to use a more neutral policy. In China, inflation showed signs of moderation as government efforts to curb food prices succeeded. As a result, China also refrained from raising interest rates toward the end of the reporting period.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

Stock prices in Asia, along with stocks in developed and emerging markets, remained largely range bound in the first four months of the reporting period. Global stock markets, however, tumbled in the final two months as the prolonged eurozone debt crisis and lack of a comprehensive solution continued to weigh heavily on investor sentiment. Renewed worries that the U.S. could slip back into a recession further accelerated market declines.

High volatility and increased uncertainty also gave investors reasons to lock in profits from 2009 and 2010. Many Asian markets returned more than 100% in U.S. dollar (USD) terms during those years, as measured by the MSCI All-Country (AC) Asia ex-Japan Index, which tracks stock performance in Asia excluding Japan.1 Largely as a result of profit taking, the MSCI AC Asia ex-Japan Index had a -20.68% total return in USD terms during the six-month reporting period.1

Southeast Asian markets were the strongest performers in the region during the reporting period. Strong domestic demand, rising disposable incomes and relatively low unemployment made these economies more resilient to global economic uncertainties. Relatively more export-dependent markets, such as China and South Korea, however, underperformed their regional peers.

Investment Strategy

When choosing equity investments for the Fund, we apply a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies, rather than sectors, while doing in-depth research to assess factors such as management strength and local conditions. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

Performance Overview

Templeton Asian Growth Fund – Class A had a -24.45% cumulative total return for the six months ended September 30, 2011. In comparison, the MSCI AC Asia ex-Japan Index had a -20.68% total return for the same period.1

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

For the six months under review, three of the largest detractors from the Fund’s absolute performance were China VTM (Vanadium Titano-Magnetite) Mining, a major iron ore mine operator in China’s Sichuan Province; Chalco (Aluminum Corporation of China), the country’s leading producer of alumina and primary aluminum products; and Hyundai Development, one of South Korea’s leading residential property developers. Lower iron ore prices and general iron ore market weakness led China VTM Mining’s stock price to correct during the period. However, the company’s favorable long-term demand outlook, driven by China’s steel production, as well as what we considered attractive valuations and high return potential on equity, led us to maintain a long-term positive view of the company. Chalco’s share price declined during the six-month period due to poor earnings results, lower aluminum prices and economic slowdown concerns in China. Taking a long-term view, however, we believe Chalco is well positioned to benefit from China’s continuing growth. In our view, a long-term potential uptrend in aluminum prices combined with demand from China’s manufacturing, construction and consumer segments could support the company businesses. Hyundai Development’s share price lagged due to the bankruptcy contingencies of small construction firms. However, in our assessment, the company’s strong brand recognition coupled with relatively low interest rates could support Hyundai Development, and we continued to hold the stock at period-end.

The top three contributors to the Fund’s absolute performance during the six-month reporting period were Indonesia’s major car and motorcycle company Astra International, Korean apparel manufacturer Avista and China’s leading integrated energy company Sinopec (China Petroleum & Chemical). In addition to having market leadership and an extensive distribution network in the automotive industry, Astra is engaged in financial services, heavy equipment and mining, agribusiness, information technology (IT) and infrastructure. In

Semiannual Report | 5

our view, the wide scope of Astra’s business interests positions the company well to benefit from Indonesia’s robust economic growth, higher income levels and the availability of affordable credit. Sinopec’s share price remained relatively defensive during the market correction. Lower oil prices and the company’s ability to limit losses in its refining business despite the government’s price controls alleviated some market concerns. Avista benefited from recovering consumer demand in South Korea. The company’s numerous fashion brands and broad product offerings allowed it to target a wide range of consumers, providing a more diversified earnings base.

Portfolio inflows and our ongoing search for undervalued companies led us to increase the Fund’s investments in India and China via Hong Kong-listed China H and Red Chip shares, as well as initiate investment in Singapore.2 We also identified companies with what we considered attractive fundamentals and selectively added to our positions in South Korea, Pakistan and Thailand. Consequently, the Fund expanded its holdings in capital goods, oil and gas exploration and production, coal and consumable fuels, metals and mining, IT services and food retail companies. Key purchases included new investment in Singapore’s SembCorp Marine, a leading global rig builder, and additional investments in CNOOC, China’s largest offshore oil and gas exploration and production company, and the aforementioned China VTM Mining.

Oil, gas and consumable fuels, banking, automobile, and apparel and luxury goods companies continued to account for significant positions in the Fund, highlighting our favorable outlook for consumer- and commodity-related companies due to rising per capita incomes and increasing consumption in emerging markets. The valuations of some commodity companies became more attractive to us after recent commodity price declines. Because companies do not benefit equally from rising commodity prices, we continued to be very selective in deciding on investment opportunities, as is consistent with our long-term, value-oriented investment strategy.

2. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies with significant exposure to China.

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Thank you for your participation in Templeton Asian Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class do not exceed 1.70% (other than certain nonroutine expenses) until 7/31/12.

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Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total return would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Aggregate total return represents the change in value of an investment over the periods indicated. Since the Fund has existed for less than one year, average annual total returns are not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.07%, C: 2.80%; and Advisor: 1.80%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Effective 8/1/11, the investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class do not exceed 1.70% (other than certain nonroutine expenses) until 7/31/12. Prior to 8/1/11, the common expenses for each class were capped at 1.85%. The table above is calculated at a rate of 1.80%, which reflects a blended rate for the period noted.

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aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period November 1, 2010 (commencement of operations) to March 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited)

16 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

See Abbreviations on page 30.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2011,
the value of this security was $288,626, representing 3.40% of net assets.
bNon-income producing.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities

September 30, 2011 (unaudited)

	Templeton Asian Growth Fund
Assets:	
Investments in securities:	
Cost	$11,067,754
Value	$ 8,358,906
Cash	85,556
Receivables:	
Capital shares sold	28,786
Dividends	21,521
Affiliates	10,333
Offering costs	11,427
Total assets	8,516,529
Liabilities:	
Payables:	
Capital shares redeemed	7,533
Reports to shareholders	4,815
Professional fees	15,649
Registration and filing fees	10,187
Total liabilities	38,184
Net assets, at value	$ 8,478,345
Net assets consist of:	
Paid-in capital	$11,076,908
Undistributed net investment income	98,689
Net unrealized appreciation (depreciation)	(2,708,854)
Accumulated net realized gain (loss)	11,602
Net assets, at value	$ 8,478,345
Class A:	
Net assets, at value	$ 6,641,185
Shares outstanding	880,626
Net asset value per share[a]	$7.54
Maximum offering price per share (net asset value per share ÷ 94.25%)	$8.00
Class C:	
Net assets, at value	$ 1,220,261
Shares outstanding	162,859
Net asset value and maximum offering price per share[a]	$7.49
Advisor Class:	
Net assets, at value	$ 616,899
Shares outstanding	81,591
Net asset value and maximum offering price per share	$7.56

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Asian Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Asian Growth Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Semiannual Report | 21

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

22 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of September 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

24 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Effective May 1, 2011, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Prior to May 1, 2011, the Fund paid fees to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Distribution fees were not charged on shares held by affiliates.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2011, the Fund paid transfer agent fees of $5,622, of which $4,334 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.70% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2012.

Prior to August 1, 2011, TAML and FT Services had contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses for each class of the Fund did not exceed 1.85% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

g. Other Affiliated Transactions

At September 30, 2011, Franklin Advisors Inc., (an affiliate of the investment manager) owned 44.26% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2011, there were no credits earned.

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

5. INCOME TAXES

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, non-deductible expenses and offering costs.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2011, aggregated $2,663,679 and $—, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

8. CREDIT FACILITY (continued)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2011, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of securities valued at $6,401,879 from Level 1 to Level 2 within the fair value hierarchy.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Asian Growth Fund

9. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

30 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Asian Growth Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 31

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Templeton Asian Growth Fund

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

490 S 11/11

SEPTEMBER 30, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery on **franklintempleton.com**

INTERNATIONAL

Templeton BRIC Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton BRIC Fund

Your Fund’s Goal and Main Investments: Templeton BRIC Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of BRIC companies — those companies that are organized under the laws of, have a principal office in,

or whose principal trading market is in Brazil, Russia, India or China (including the People’s Republic of China, Hong Kong and Taiwan); or derive 50% or more of their total revenue or profit from, or have

50% or more of their assets in, BRIC countries.

This semiannual report for Templeton BRIC Fund covers the period ended
September 30, 2011.

Economic and Market Overview

The BRIC economies continued to display strong economic characteristics despite weakness in developed markets during the six months ended September 30,
2011. However, the eurozone sovereign debt crisis and U.S. fiscal concerns led investors to hold cash, shying away from investments in both developed and emerging markets.

Global stock markets declined significantly in the final two months of the reporting period as the prolonged eurozone debt crisis and lack of a compre-
hensive solution continued to weigh heavily on investor sentiment. Renewed worries that the U.S. could slip back into a recession further accelerated market declines.

High volatility and increased uncertainty also gave investors reasons to lock in profits from 2009 and 2010. The BRIC markets except China returned more than 140% in U.S. dollar (USD) terms during those years, as measured by each country’s MSCI index, which tracks each BRIC country’s stock performance.1
Largely as a result of profit taking, the MSCI Brazil, Russia, India, China
(BRIC) Index, which measures stock market performance in these countries, had a -28.28% total return in USD terms during the reporting period.1

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s
Statement of Investments (SOI). The SOI begins on page 15.

Semiannual Report | 3

Within the BRIC universe, India and China performed better than their peers. Although inflation remained a major concern for both economies, strong growth and rising domestic demand led investors to adopt a relatively more positive view. The export-dependent economies of Russia and Brazil, on the other hand, were pressured, not only by a weaker global economy, which impacted export demand, but also by lower commodity prices and local currencies.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

Templeton BRIC Fund – Class A had a -29.34% cumulative total return for the six months ended September 30, 2011. In comparison, the MSCI BRIC Index had a -28.28% total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

During the six-month reporting period, three of the largest detractors from the Fund’s absolute performance were Yanzhou Coal Mining, one of China’s biggest coal exporters; Brazil-based Vale, one of the top global producers of iron ore and nickel; and Itau Unibanco Holding, Brazil’s largest financial conglomerate, which provides a full range of banking and financial services. Yanzhou Coal Mining’s and Vale’s share prices corrected in line with metal and mining stocks globally, as a result of lower commodity prices and demand concerns. In our long-term view, Yanzhou could benefit from ongoing industrialization in China and other emerging countries, which would increase coal demand in power generation and industrial processes. Likewise, Vale could be a major

4 | Semiannual Report

long-term beneficiary of rising commodity demand due to emerging market indus-
trialization. Itau Unibanco’s weak earnings results for the first half of 2011, caused by higher loan loss provisions and expenses, led its share price to decline during the period. A dominant bank, Itau Unibanco has significant economies of scale and, in our assessment, is well positioned to benefit from the growing financial and banking needs of consumers in Brazil as well as the rest of the region.

For the period under review, contributors to absolute performance included
Sinopec (China Petroleum & Chemical), China’s leading integrated energy company; Brazil’s AmBev (Companhia de Bebidas das Americas), one of the
world’s biggest beer and soft drink producers; and Confab Industrial, a major
Latin American pipes producer based in Brazil. Sinopec’s share price remained relatively defensive during the market correction. Lower oil prices and the com-
pany’s ability to limit losses in its refining business despite the government’s price controls alleviated some market concerns. AmBev benefited from Brazil’s strong economic growth, higher income levels and growing domestic demand, as well as its exposure to regional markets. Confab’s share price jumped in late
August as a result of a buy-out offer from its controlling shareholder, which will subsequently delist the company.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure.

Global stock price corrections during the reporting period presented us a number of opportunities for refocusing the Fund. To raise cash to concen-
trate on stocks we considered more attractively valued within our investment universe, we either divested or reduced a number of positions. These actions subsequently reduced investments in diversified banking, information technology
(IT) services, diversified metals and mining, and real estate management and development companies. Consequently, the Fund’s holdings were reduced in
India, Brazil and China via Hong Kong-listed China H shares.2 Major sales

2. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China.

Semiannual Report | 5

included divestiture of the Fund’s positions in Chinese commercial banks ICBC (Industrial and Commercial Bank of China) and China Construction Bank, as well as major Brazilian steel producer Metalurgica Gerdau, and reduction of the Fund’s investment in leading Indian IT consulting firm Tata Consultancy Services.

Purchases we undertook during the period remained focused on consumer- and commodity-related companies due to rising per capita income and consumption in emerging markets. Some commodity companies’ valuations became more attractive to us after recent commodity price declines. Consistent with our long-term, value-oriented approach, we were highly selective in deciding on investment opportunities, as companies do not benefit equally from higher commodity prices. As a result, we added to our investments in oil and gas exploration and production, coal and consumable fuels, and automobile manufacturing companies. Geographically, we increased our investments in Russia. Because they traded at an average of single-digit price-to-earnings ratios, we considered Russian stocks among some of the cheapest in the emerging markets universe. Key purchases included additional investments in Russia’s Gazprom, the world’s biggest gas company by reserves and production, and CNOOC, China’s principal offshore oil and gas exploration and production company, as well as a new position in China Shenhua Energy, one of the country’s largest coal producers.

6 | Semiannual Report

Thank you for your continued participation in Templeton BRIC Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in BRIC companies, which are located in, or operate in, emerging market countries, involve heightened risks related to the same factors, in addition to those associated with these companies’ smaller size, lesser liquidity and the lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund is a nondiversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares. All investments in emerging markets should be considered long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund’s manager and administrator increased the Fund’s total returns. If the manager and administrator had not taken this action, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 8/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/08 actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -24.72% and -8.58%.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 2.03%, C: 2.73%; and Advisor: 1.73%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Semiannual Report | 11

aFor the period June 1, 2006 (commencement of operations) to March 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period June 1, 2006 (commencement of operations) to March 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period August 1, 2008 (effective date) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited)

Semiannual Report | 15

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

16 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

See Abbreviations on page 31.

aNon-income producing.
bAt September 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2011, the value of this security was $11,374,726, representing 2.14% of net assets.
dSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

Financial Statements

Statement of Assets and Liabilities
September 30, 2011 (unaudited)

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Statement of Assets and Liabilities *(continued)*

September 30, 2011 (unaudited)

	Templeton BRIC Fund
Class A:	
Net assets, at value	$ 384,454,762
Shares outstanding	35,223,930
Net asset value per share[a]	$10.91
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.58
Class C:	
Net assets, at value	$ 125,129,003
Shares outstanding	11,688,743
Net asset value and maximum offering price per share[a]	$10.71
Advisor Class:	
Net assets, at value	$ 21,707,588
Shares outstanding	1,988,506
Net asset value and maximum offering price per share	$10.92

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton BRIC Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton BRIC Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

22 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and

Semiannual Report | 23

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of September 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

24 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

Semiannual Report | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Effective May 1, 2011, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees (continued)

Prior to May 1, 2011, the Fund paid fees to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2011, the Fund paid transfer agent fees of $1,038,548, of which $481,138 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

5. INCOME TAXES (continued)

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2011, aggregated $15,750,938 and $67,498,355, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2011, the Fund did not use the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of securities valued at $259,891,345 from Level 1 to Level 2 within the fair value hierarchy.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton BRIC Fund

10. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Semiannual Report | 31

Templeton Global Investment Trust

Shareholder Information

Templeton BRIC Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

TEMPLETON BRIC FUND

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2011 Franklin Templeton Investments. All rights reserved.

405 S 11/11

SEPTEMBER 30, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery on **franklintempleton.com**

INTERNATIONAL

TEMPLETON EMERGING MARKETS SMALL CAP FUND

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Emerging Markets

Small Cap Fund

Your Fund’s Goal and Main Investments: Templeton Emerging Markets Small Cap

Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least

80% of its net assets in securities of small-cap companies located in emerging market countries, as defined in the Fund’s prospectus.

This semiannual report for Templeton Emerging Markets Small Cap Fund covers the period ended September 30, 2011.

Economic and Market Overview

The fundamental and financial strength of emerging markets was evident dur-
ing the six months ended September 30, 2011, as emerging market countries continued to report generally strong economic data, albeit a moderation from
2010. This strength, however, was not reflected in equity prices as the euro-
zone sovereign debt crisis and U.S. fiscal concerns led investors to hold cash, shying away from investments in developed and emerging markets.

Global stock prices were largely range bound in the first four months of the reporting period. In the final two months of the period, however, global stocks fell sharply as the prolonged eurozone sovereign debt crisis and lack of a comprehensive solution continued to weigh heavily on investor sentiment.
Renewed worries that the U.S. could slip back into a recession further accel-
erated market declines.

High volatility and increased uncertainty also gave investors reasons to lock in profits from 2009 and 2010, when many emerging markets returned more than 100% in U.S. dollar (USD) terms, as measured by the components of the
MSCI Emerging Markets (EM) Index, which tracks stock performance in

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

emerging markets.1 Largely as a result of profit taking, the MSCI EM Small Cap Index, which measures performance of small-cap stocks in emerging markets, had a -24.46% total return in USD terms during the reporting period.1

Within emerging markets, Southeast Asian stocks were among the better performers during the reporting period. Strong domestic demand, rising disposable incomes and relatively low unemployment made these economies more resilient to global uncertainties. Relatively more export-dependent markets such as China and South Korea, however, underperformed their regional peers. Latin American stocks were further impacted by weaker emerging market currencies and lower commodity prices. Eastern European stocks were among the laggards, largely due to their proximity to their western counterparts rather than a significant deterioration in the region’s economies. While performing significantly better than their emerging market counterparts in local currency terms, South African and Turkish stocks suffered double-digit declines in USD terms for the period mainly due to weaker domestic currencies.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

For the six months under review, Templeton Emerging Markets Small Cap Fund – Class A had a cumulative total return of -24.20%. In comparison, the MSCI EM Index, which measures stock performance in emerging markets, had a total return of -23.27% for the same period.1 Also for comparison, the MSCI EM Small Cap Index had a total return of -24.46% for the same period.1 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

During the six-month reporting period, major detractors from the Fund’s absolute performance were China Green (Holdings), a leading green food producer in China’s Fujian Province; Synergy, one of Russia’s largest vodka producers; and AIK Banka, one of Serbia’s leading mid-sized banks. China Green’s share price was hurt by rising material costs and higher marketing and promotion expenditures. We considered China Green’s valuations attractive and remained optimistic about the company’s fundamentals and growth potential as it continues to expand its domestic market. Synergy’s share price decline was attributable largely to increases in social taxes, as well as marketing, distribution and relicensing expenses. We continued to hold the stock as we believed it offered reasonable valuations, strong market share and growing exports. Weakness in the European banking sector negatively impacted AIK Banka shares during the reporting period. In the short term, the bank could face challenges stemming from economic and eurozone debt concerns. However, the bank is well capitalized and, in our assessment, attractively valued and could be a strong takeover candidate in the long term.

For the period under review, three leading contributors to absolute performance were Youngone, a South Korean exporter of OEM (original equipment manufacturer) sportswear products; Universal Robina, a leading branded convenience food and beverage company in the Philippines; and Hau Giang (DHG) Pharmaceutical, one of Vietnam’s largest pharmaceutical companies. Youngone’s share price was driven by strong earnings, a favorable business outlook and strong balance sheet. Universal Robina’s dominant market position could continue to allow the company to benefit from greater domestic demand, rising disposable incomes and strong food industry growth. In our view, Hau Giang’s strong market position and balance sheet make the company well positioned to capitalize on the Vietnamese pharmaceutical industry’s high growth potential.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar

Semiannual Report | 5

weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Redemptions during the period required us to sell a number of holdings. Some of these sales helped the Fund focus on stocks we deemed more attractively valued within our investment universe. As a result, we reduced the Fund’s investments in apparel retail, oil and gas pipes, distiller and vintner, and gold companies. Geographically, holdings in Hong Kong, South Korea, Turkey, Poland and Thailand were reduced. Major sales included elimination of the Fund’s positions in Sansiri, a reputable real estate company in Thailand, and CEDC (Central European Distribution), Poland’s largest vodka producer, and reduction of the Fund’s investment in I.T, a leading fashion apparel retailer in Hong Kong.

As a result of sales activities to raise funds for redemptions, we undertook very few purchases during the period. These included additional investments in Reysas Gayrimenkul Yatirim Ortakligi, Turkey’s first and only real estate investment trust (REIT) focused on the warehousing market, and Hirco, a closed-end investment company that invests in India’s real estate market.

6 | Semiannual Report

Thank you for your continued participation in Templeton Emerging Markets Small Cap Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain nonroutine expenses) until 7/31/12.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments.
Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets.
Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. Because the
Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sen-
sitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.10%; C: 2.80%; R: 2.30%; and Advisor: 1.80%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

12 | Semiannual Report

aFor the period October 2, 2006 (commencement of operations) to March 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period October 2, 2006 (commencement of operations) to March 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period October 2, 2006 (commencement of operations) to March 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period October 2, 2006 (commencement of operations) to March 31, 2007.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited)

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

18 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

20 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

See Abbreviations on page 36.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2011, the value of this security was $974,683, representing 0.33% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2011, the aggregate value of these securities was
$10,608,389, representing 3.54% of net assets.
dSee Note 9 regarding holdings of 5% voting securities.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Templeton Emerging Markets Small Cap Fund	
	Six Months Ended September 30, 2011 (unaudited)	Year Ended March 31, 2011
Increase (decrease) in net assets:		
Operations:		
Net investment income (loss)	$ 2,727,448	$ (2,403,263)
Net realized gain (loss) from investments and foreign currency transactions	8,074,169	18,994,515
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	(110,192,359)	7,753,640
Net increase (decrease) in net assets resulting from operations	(99,390,742)	24,344,892
Capital share transactions: (Note 2)		
Class A	(33,150,198)	93,406,423
Class C	(10,132,952)	32,640,547
Class R	120,029	542,031
Advisor Class	(9,382,954)	51,397,180
Total capital share transactions	(52,546,075)	177,986,181
Net increase (decrease) in net assets	(151,936,817)	202,331,073
Net assets:		
Beginning of period	451,397,920	249,066,847
End of period	$ 299,461,103	$451,397,920
Undistributed net investment income (loss) included in net assets:		
End of period	$ 1,948,319	$ (779,129)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Small Cap Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Emerging Markets Small Cap Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of September 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2011, the Fund paid transfer agent fees of $461,479, of which $218,149 was retained by Investor Services.

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2011, the Fund had tax basis capital losses of $15,384,989 expiring in 2018.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

For tax purposes, realized currency losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2011, the Fund deferred realized currency losses of $41,007.

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, foreign capital gains tax and non-deductible taxes.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2011, aggregated $7,714,702 and $46,906,176, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended September 30, 2011, were as shown below.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2011, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of securities valued at $229,998,695 from Level 1 to Level 2 within the fair value hierarchy.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

11. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Small Cap Fund

11. FAIR VALUE MEASUREMENTS (continued)

At September 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.

12. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

GDR - Global Depositary Receipt

36 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Emerging Markets Small Cap Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 37

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SEPTEMBER 30, 2011

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery on **franklintempleton.com**

INTERNATIONAL

Templeton Frontier Markets Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Frontier Markets Fund

Your Fund’s Goal and Main Investments: Templeton Frontier Markets Fund seeks long-

term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries” as defined in the prospectus. Such com-

panies are organized under the laws of, have a principal office in, or have their principal trading market in frontier market countries; or derive at least 50% of their total revenue or profit from either goods or services produced or sales made in frontier market countries; or have at least 50% of their assets in, or are linked to currencies of, frontier market countries.

This semiannual report for Templeton Frontier Markets Fund covers the period ended September 30, 2011.

Economic and Market Overview

Frontier markets as a group performed better than their global peers for the six-month period ended September 30, 2011. More stability within the
Middle East and North Africa region after political unrest in early 2011 sup-
ported market performances. Frontier markets proved to be relatively more

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

4 | Semiannual Report

resilient to the eurozone’s sovereign debt crisis and concerns the U.S. could slip back into recession due to fiscal and fundamental issues. In this environment, the MSCI Frontier Markets Index, which tracks stock performance in global frontier market countries, declined -12.02% in U.S. dollar (USD) terms for the six-month reporting period, performing better than the MSCI Emerging Markets Index (-23.27%), which tracks stock performance in emerging countries, and the MSCI World Index (-15.95%), which tracks stock performance in developed countries.1 Qatar, Kuwait and the United Arab Emirates (UAE) were among the better performers, while Ukraine and Romania underperformed their frontier market counterparts during the same period.

The International Monetary Fund (IMF) approved the first review of the USD $509 million Extended Credit Facility to Kenya, paving the way for the disbursement of the second tranche worth approximately USD $65 million. A second review was scheduled for October 2011. The IMF’s 2011 outlook for Kenya was favorable, partly due to rising private investment. However, IMF officials remained concerned about the economic risk posed by higher inflation, a result of rising food and transport prices. High inflation adversely impacted the country’s current account deficit, placing the Kenyan shilling under pressure. The Central Bank of Kenya, meanwhile, continued its efforts to contain inflation, stabilize the shilling and reestablish a healthy economic growth base.

Successful democratic elections held in Nigeria in the second quarter of 2011 improved the country’s political stability. Incumbent President Goodluck Jonathan from the ruling People’s Democratic Party won the election with about 59% of the votes in the first round, thus gaining a credible mandate. The government’s strong position could allow it to deliver on much needed economic reforms, including ongoing privatization efforts in many economic sectors.

Bucking the global trend, Vietnam’s economic growth accelerated, with gross domestic product rising 5.8% during January to September 2011 over the same period in 2010.2 With inflation rising to 22.4% year over year in September, the country’s central bank continued its efforts to contain increasing prices.2 However, pressure on the Vietnamese dong remained. The country continued to benefit from its position as a low-cost production center of textiles and other manufactured goods.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Government Statistics Office of Vietnam.

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

Performance Overview

Templeton Frontier Markets Fund – Class A had a -16.15% cumulative total return for the six months ended September 30, 2011. In comparison, the MSCI Frontier Markets Index had a -12.02% total return for the same period.1 Also for comparison, the S&P® Frontier Broad Market Index, which tracks performance of relatively small and illiquid frontier market stocks, had a total return of -11.72% for the same period.3 Please note index performance information is provided for reference and we do not attempt to track any index but rather undertake investments on the basis of fundamental research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while an index does not have such costs. You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Manager’s Discussion

During the six-month reporting period, three of the largest detractors from the Fund’s absolute performance were KazMunaiGas Exploration Production, an oil and gas company with upstream operations in Kazakhstan; BRD-Groupe Societe Generale, one of Romania’s largest banks; and MTN Group, Africa’s largest cellular network. Lower oil prices led the share price of KazMunaiGas to decline during the period. The company is, however, in our assessment attractively valued and well positioned to benefit from the long-term uptrend in oil prices. BRD-Groupe’s share price corrected because of the slower-than-expected recovery of Romania’s economy and increased investor risk aversion due to the eurozone sovereign debt crisis and the perceived risk of the bank’s parent company, France’s Societe Generale. We used the market correction as an opportunity to increase the Fund’s holdings in BRD-Groupe, given the bank’s experienced management team, strong market share and sound capitalization.

3. Source: © 2011 Morningstar. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

Semiannual Report | 5

MTN Group’s share price declined as investors locked in profits following strong performance in the past two years. In our assessment, low penetration and high demand for telecommunication services could boost the company’s earnings growth.

For the period under review, top contributors to absolute performance were investments in Panama-based Copa Holdings, a leading Latin American commercial aviation provider of passenger and cargo services; Commercial Bank of Qatar, one of the country’s biggest commercial banks; and Nestle Foods Nigeria, a manufacturer, marketer and distributor of an array of branded foods and beverages. Copa’s share price benefited from the company’s strong regional integration strategy, growing demand for its passenger and cargo services, and profitability business model. In our view, Copa remains in a strong position to profit from increasing air travel in the region. Rising demand for financial and banking services, a strong market position and Qatar’s economic recovery contributed to the rise of Commercial Bank of Qatar’s share price and, in our assessment, could continue to support the bank’s growth. Nestle Food Nigeria’s share price benefited from strong consumer demand and high profit margins.

It is also important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended September 30, 2011, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Substantial inflows to the Fund during the period led us to increase our holdings in most markets represented in the portfolio. Our continued search for undervalued stocks with what we considered attractive valuations led us to make some of the largest additions in the UAE, Qatar and Saudi Arabia. Additionally, we made selective purchases in Romania, Vietnam, Zimbabwe and Kenya. With the market correction providing the Fund an opportunity to invest in fundamentally attractive companies at cheaper prices, we increased the Fund’s holdings in diversified banking, air freight and logistics, steel, oil and gas, and telecommunication services companies. Key purchases included additional investments in UAE-based Aramex, the Middle East’s leading logistics and transportation provider; Qatar Telecom, the country’s incumbent telecom operator; and the aforementioned BRD-Groupe.

6 | Semiannual Report

Conversely, we reduced investments in packaged foods, diversified financial services and brewing companies to allow the Fund to focus on stocks we considered more attractively valued within our investment universe. Key sales included elimination of the Fund’s positions in Air Arabia, the Middle East’s first low-cost carrier, and Kout Foods, a diversified food group in Kuwait, as well as a reduction in the Fund’s investment in Nigerian Breweries, one of Nigeria’s largest brewers.

Thank you for your continued participation in Templeton Frontier Markets Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 9/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed
1.85% (other than certain nonroutine expenses) until 7/31/12.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger company stocks, especially over the short term. Because the Fund is nondiversified and may invest a greater portion of its assets in the securities of one issuer than a diversified fund, it may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. All investments in the Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 2.15%; C: 2.85%; R: 2.35%; and Advisor: 1.85%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

12 | Semiannual Report

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period October 14, 2008 (commencement of operations) to March 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited)

Semiannual Report | 17

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

18 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Semiannual Report | 19

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

See Abbreviations on page 36.

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2011, the aggregate value of these securities was
$10,168,917, representing 4.05% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
dSee Note 1(c) regarding Participatory Notes.
eSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Frontier Markets Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Frontier Markets Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange

26 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange

Semiannual Report | 27

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the

28 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

tax authorities. As of September 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semiannual Report | 29

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

30 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Semiannual Report | 31

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2011, the Fund paid transfer agent fees of $170,429, of which $122,964 was retained by Investor Services.

32 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

TAML and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.85% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2011, there were no credits earned.

5. INCOME TAXES

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2011, aggregated $79,622,524 and $24,622,098, respectively.

Semiannual Report | 33

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2011, the Fund did not use the Global Credit Facility.

34 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Frontier Markets Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of securities valued at $56,796,524 from Level 1 to Level 2 within the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Semiannual Report | 35

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

36 | Semiannual Report

Templeton Global Investment Trust

Shareholder Information

Templeton Frontier Markets Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 37

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SEPTEMBER 30, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Global Investment Trust

Sign up for electronic delivery
on franklintempleton.com

HYBRID

Templeton Global Balanced Fund

(formerly, Templeton Income Fund)

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

                                                                 Financial Highlights and
                                                                 Statement of Investments..................... 20

Semiannual Report

Templeton Global Balanced Fund

(formerly, Templeton Income Fund)

Your Fund’s Goal and Main Investments: Templeton Global Balanced Fund seeks both income and capital appreciation. Under normal market conditions, the Fund will invest in a diversified portfolio of debt and equity securities worldwide. The Fund’s equity component will generally consist of stocks that offer or could offer the opportunity to realize capital appreciation and/or attractive dividend yields. The Fund’s fixed income component will primarily consist of developed and developing country government and agency bonds and investment-grade and below investment-grade corporate debt securities that offer the opportunity to realize income.

This semiannual report for Templeton Global Balanced Fund covers the period ended September 30, 2011. Effective July 1, 2011, Templeton Income Fund
changed its name to Templeton Global Balanced Fund to better reflect its new investment goal to seek both income and capital appreciation through invest-
ment in equity and debt securities.

Performance Overview

Templeton Global Balanced Fund – Class A had a -13.77% cumulative total return for the six months under review. The Fund underperformed the -6.62%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the
Fund’s Statement of Investments (SOI). The SOI begins on page 26.

Semiannual Report | 3

cumulative total return of its benchmark, an equally weighted combination of the MSCI All Country (AC) World Index, which tracks global developed and emerging stock markets, and the Barclays Capital (BC) Multiverse Index, a broad-based measure of the global bond market.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 14.

Economic and Market Overview

During the six months under review, softer economic reports in most advanced and some emerging economies raised concerns that the global economic recovery may be faltering. This led markets to seemingly price in the end of the current phase of recovery in the business cycle rather than a mid-cycle slowdown. Nevertheless, the classic signs of overcapacity in the U.S., indicating that the economy peaked, did not appear to be present. There seemed to be little evidence of housing or other new asset bubbles, and corporations remained restrained in both hiring and capacity building despite strong fundamentals. This leaner corporate structure did not help the still-weak labor market as evidenced by the high unemployment rate, but it also implied there was unlikely to be major excess labor in U.S. firms at this stage. However, a soft patch in recovery was not surprising given the amount of leverage that built up in the system in the years leading up to the global financial crisis. While there was some moderation in the trajectory of emerging economies, this allowed growth to approach what could be more sustainable levels and reduced the potential for overheating.

Near the beginning of the period, sovereign debt strains and global growth concerns increased. Stocks drifted lower through the review period’s first half before experiencing extreme volatility later in the period due to several adverse developments. Investors witnessed a showdown over the U.S. borrowing limit that ultimately ended with Republicans agreeing to raise the federal debt ceiling in exchange for substantial spending cuts. Although the compromise avoided a potentially disastrous default, it did little to restore faith in the fiscal position or political process of the world’s largest economy, and ratings agency Standard & Poor’s downgraded the country’s coveted AAA credit rating to AA+ in August. Further diminishing investor confidence was Europe’s unfolding fiscal crisis and the perception that policymakers were not doing enough to

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Fund’s benchmark is currently weighted 50% for the MSCI AC World Index and 50% for the BC Multiverse Index and is rebalanced monthly. For the six months ended 9/30/11, the MSCI AC World Index had a -16.96% total return and the BC Multiverse Index had a +3.72% total return. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

4 | Semiannual Report

prevent debt contagion and stabilize the continent’s imperiled monetary union.
Portugal, Ireland and Greece had their credit ratings slashed to junk status during the period, while Italy and Spain were put on watch for a possible downgrade. Regional fiscal woes also pressured the European banking sector as investors worried about banks’ exposure to sovereign debt. Such concerns were not alleviated by the release of generally favorable bank stress test results in July.

Adding to investors’ anxiety was a notable slowdown in global economic activity, with manufacturing indexes contracting in nearly every region of the world by period-end. This weakness led the International Monetary Fund to cut its 2012 global growth forecast to 4% and warn of “severe repercus-
sions” if governments did not enact more stimulative policies. For their part, policymakers initially maintained their vigilance as volatility escalated. The
European Central Bank twice raised interest rates during the period, China continued to tighten, and the U.S. Federal Reserve Board (Fed) suggested a third round of bond purchases was unlikely. Yet, amid growing strains policy-
makers began to respond. The Fed announced a new bond-buying program
— dubbed “Operation Twist” — intended to further lower long-term bond yields, while European policymakers expanded the powers of the European
Financial Stability Facility to allow direct purchases of government debt and provide unlimited loans to systemically important financial institutions.
Despite these measures, equities finished the reporting period’s final few months with a downward bias, and many regional indexes entered bear mar-
ket territory. Even gold, once considered a safe haven from market volatility, declined sharply near period-end, as only the perceived safest government debt securities and currencies weathered the late market downturn, and the
U.S. dollar strengthened in this environment.

Investment Strategy

We search for undervalued or out-of-favor debt and equity securities and for equity securities offering current income. When searching for debt securities, we perform an independent analysis of the securities being considered for the
Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. Among factors we consider are a company’s experience and managerial strength; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; a com-
pany’s changing financial condition and market recognition of the change;
and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. We may hedge currencies for fixed income securities, which may include the use of forward currency exchange contracts, depending on valuations.

Semiannual Report | 5

When searching for equity securities, we use a bottom-up, value-oriented, long-term approach, focusing on the market price of a security relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company’s price/earnings ratio, price/cash flow ratio, price/book value and discounted cash flow. Because this is a global fund, we analyze global economic trends to identify global macro trends (for example, regions with strong economic growth) and evaluate market inefficiencies to identify investment opportunities stemming from market mispricings.

Manager’s Discussion

During the six months under review, the Fund’s combined equity and fixed income portfolio underperformed the blended benchmark, which is an equally weighted combination of the MSCI AC World Index and the BC Multiverse Index. Although the Fund’s equity position declined roughly in proportion to the equity benchmark, the Fund’s fixed income component helped limit overall losses relative to global equity indexes, in our view affirming the benefit of a dynamic portfolio in times of market turmoil.

Equity

As the review period progressed and risk aversion increased, significant capital flowed out of equities and into perceived safe haven assets. Within equities, however, investors tended to favor sectors with counter-cyclical characteristics like health care and consumer staples, at the expense of sectors with revenues traditionally correlated to economic growth, such as materials, financials and industrials.

The financial system’s underlying problem — at least in the developed world —remained leverage, as the debt overhang that led to private sector bankruptcies and bailouts became the public sector’s problem. The recent economic slowdown exacerbated these sovereign issues, since slowing growth curtailed tax revenues at a time when increased government outflows were required to service rising debts, ensure liquidity and otherwise stabilize the global financial system. Ensnared in this difficult situation were global equities, which seemed to decline as policymakers focused on austerity and culpability, and rise as pol-icymakers focused on stimulus and support.

As we have noted in the past, a market focused on unpredictable economic and political developments can significantly disadvantage a portfolio of stocks selected on the basis of long-term intrinsic business values. Yet, a market that ignores business fundamentals tends to misprice them, creating opportunities for disciplined value investors. During the period under review, investors could buy the resilient and recurring cash flows, revenue streams and dividend yields

6 | Semiannual Report

of diversified global businesses at significant discounts to our analysis and view of their long-term value. As well as appearing cheap in absolute terms, equities also looked attractive relative to bonds. In fact, the free cash flow yields, and even dividend yields, of many stocks were higher than 10-year bond yields in developed regions during the period, a noteworthy valuation anomaly. Consequently, we maintained the Fund’s asset allocation at about 65% equities and 35% bonds with a bias toward increasing the equity weighting in response to what we viewed as increasingly compelling value opportunities.

Consistent with general performance trends during the reporting period, the Fund’s biggest detractors relative to the equity benchmark MSCI AC World Index included stock selection in the financials sector, which sold off sharply given the sector’s considerable exposure to sovereign debt concerns and economic growth trends.2 As we have discussed in recent shareholder reports, our strategy in the financials sector has been to buy well-capitalized firms serving underleveraged consumers in underleveraged regions of the world (i.e., countries with no public debt problems). In recent years, we found many such opportunities among banks and insurers in high-growth Asian and emerging markets, yet these regions were not immune to the equity market sell-off during the period, with Asian financials seemingly declining in sympathy with their European peers. In fact, after a prolonged stretch of outperforming most developed countries, emerging markets have been the worst performing region for equities thus far in 2011. Despite this fact, the Fund’s broader emerging market holdings, together with its European holdings, generally held up better than the benchmark’s, but during a period when every regional market of the world declined, this better performance was only relative. In light of the heavy sell-off in Europe and the global financials sector, we are reminded of the words of Sir John Templeton, who wrote, “To get a bargain, you have to look where the public is most frightened and pessimistic.” Amid recent extreme fear and pessimism, we found what we considered attractive bargains among European-based but globally exposed businesses, as well as some diversified, well-capitalized financial firms.

Stock selection in the industrials sector also hindered relative results.3 Like financials, industrials stocks were pummeled by the rotation out of economically sensitive sectors. Hong Kong-based Hutchison Whampoa and German engineering conglomerate Siemens were two of the Fund’s largest detractors from relative performance. Yet, our analysis shows the long-term fundamental

2. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, REITs, and real estate management and development in the SOI.

3. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, building products, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, professional services, road and rail, and trading companies and distributors in the SOI.

Semiannual Report | 7

earnings capacity of both firms remained intact. Hutchison Whampoa was trading near cyclical lows despite remaining, in our view, one of the world’s best-run and most attractively diversified conglomerates. In our analysis, the company is poised to, and should, benefit over the long term from excellent competitive positions in ports, commercial property, power production and telecommunications. Siemens was also trading near the bottom of its historical valuation range despite nearing the end of a successful multi-year restructuring process that improved the company’s business mix and, in our analysis, left it well positioned to direct its ample resources toward international expansion or strategic acquisitions. Although the Fund’s industrials holdings hindered performance during the period, the sector’s swift and severe downturn created what we believed were attractive valuation opportunities for disciplined, long-term investors.

We found fewer opportunities in consumer staples and utilities, the only other sectors that detracted from relative returns during the period.4 These sectors were two of the Fund’s lowest weightings at a time when investors favored such stocks for their non-cyclical demand characteristics. According to our analysis, valuations in the consumer staples sector generally failed to reflect growing margin pressures and competitive threats, while utilities also looked expensive given economic pressures and the threat of political interference in many regions of the world.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended September 30, 2011, the U.S. dollar increased in value relative to most currencies. As a result, performance of the Fund’s equity portion was negatively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure.

In general, the Fund’s higher weightings in defensive sectors and lower weightings in economically sensitive sectors helped relative performance as investors became increasingly risk averse. Encouragingly, an overweighted position in the health care sector, traditionally considered defensive due to the nondiscretionary nature of health care spending, performed well relative

4. The consumer staples sector comprises beverages, food and staples retailing, food products, and household products in the SOI.

8 | Semiannual Report

to the equity index after a prolonged stretch of underperformance.5 Over the past couple years, investor concerns about patent expirations, generic drug competition and political reform kept the sector out of favor, creating what we argued were attractive investment opportunities for investors willing to look beyond near-term headwinds and focus on fundamental improvements and emerging market growth opportunities. Yet, while recent sector strength helped the Fund’s returns, in our view it was not clear that stock prices reflected investor recognition of the sector’s fundamental value. Furthermore, valuations of some of the sector’s strongest firms still, under our analysis, do not credit proactive cost restructuring, diversification away from patent-
exposed products, use of robust cash flows for mergers/acquisitions and shareholder returns, or revenue opportunities in emerging markets. Some researchers think that over the next decade, health care sales in emerging markets could reach levels achieved in 2011 by the U.S. and top five
European markets. The Fund’s largest health care position, French pharma-
ceutical manufacturer Sanofi, is a good example of our previous points.
Sanofi has little exposure to patent expirations, a diversified business mix achieved through a strategic two-year acquisition initiative and a strong geo-
graphic position with more than 30% of revenues derived from emerging markets, the most of any major pharmaceuticals firm. After considerably lagging throughout much of 2010, Sanofi became a significant contributor to relative performance during the period under review as it declined in value less than the equity benchmark index’s overall health care allocation.
However, in our view, the stock still trades well below its potential.

Other overweighted sectors also performed better than the equity bench-
mark index during the review period, including consumer discretionary and telecommunication services.6 Although relative performance of defensive telecommunication services stocks was consistent with investors’ risk aver-
sion during the period, cyclical consumer discretionary stocks should intuitively have been weak. However, consumer spending remained surpris-
ingly resilient amid high unemployment and oil prices, as well as other pressures. Consequently, consumer discretionary companies, many of which remained focused on reducing costs, tightly controlling inventory and increasing exposure to higher growth emerging markets, suffered less severe losses than several other sectors. Although the telecommunication services and consumer discretionary sectors were unable to avoid the market’s decline during the reporting period, they held up better than the broader benchmark.

5. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI.
6. The consumer discretionary sector comprises auto components; automobiles; distributors; hotels, restaurants and leisure; household durables; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

Semiannual Report | 9

In addition to telecommunication services and consumer discretionary companies, the broader corporate world cut costs and refocused on growth strategies as revenue pressures mounted. Many firms invested in productivity-enhancing technology, a potential growth catalyst for many companies in the Fund’s overweighted information technology sector position, particularly those in the software and services industry.7 Yet, while this trend contributed to strong revenues and earnings for Fund holdings like Oracle (U.S.) and SAP (Germany), two of the world’s largest software developers, investors seemed to believe that economic uncertainty would continue and growth would be stifled. So, while many of the Fund’s overweighted information technology holdings performed better than the overall equity index, including Taiwan Semiconductor Manufacturing, some of them had negative absolute returns. Furthermore, weakness in Chinese booking agency TravelSky Technology8 and Japanese video game manufacturer Nintendo hindered the Fund’s relative performance.

Elsewhere, relative Fund performance was helped by underweighted positions in economically sensitive sectors that suffered during the period. For example, the Fund’s underweighting in materials significantly boosted relative performance during the period as commodity prices declined due to weakening industrial demand and a strong U.S. dollar. Among commodity price-sensitive sectors, our analysis revealed better opportunities in the energy sector, where secular demand dynamics could support innovative energy producers, and oil service companies may benefit from increasingly complex techniques and technology required to extract the resource. Stock selection and an underweighting in the energy sector also supported the Fund’s relative performance.

As the reporting period came to a close, we were struck by the market’s likeness to late 2008, when panicked investors indiscriminately sold stocks. By some measures, the most recent sell-off has been even more panicked (lower risk appetite) and indiscriminate (higher intra-sector correlations) than the dramatic 2008 downturn. As in 2008, we believe severe pessimism and reflexive selling can create attractive opportunities for disciplined, contrarian value investors in a number of regions and asset classes. Such clear value signals give us cause for optimism, but equity market volatility also kept us vigilant. At period-end, we remained comfortable with the Fund’s weightings at about 65% equity and 35% fixed income, and we will continue to be disciplined and flexible with our capacity to move between equities and fixed income to satisfy the Fund’s mandates of income and capital appreciation.

7. The information technology sector comprises communications equipment, computers and peripherals, Internet software and services, IT services, semiconductors and semiconductor equipment, and software in the SOI.

8. This holding is not an index component.

10 | Semiannual Report

Fixed Income

During the period under review, we maintained the portfolio’s short duration as many policymakers around the world, including in the eurozone, hiked interest rates to limit potential inflationary pressures and concern increased over the sustainability of relatively accommodative U.S. monetary and fiscal policies. In the U.S. and Japan, with interest rates at historically low levels, central banks supplying significant liquidity to the financial sector, and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in those government bond markets. Our positioning in these countries, however, detracted from performance relative to the fixed income benchmark BC Multiverse Index as yields did not increase significantly during the review period. The Fund maintained little duration exposure in emerging markets, except in a select few countries where rates were already quite high. The decline of long-term bond yields in Indonesia and the high returns generated by this position contributed to relative performance.

The Fund’s diversified currency exposure detracted from relative performance. As part of the Fund’s investment strategy, the Fund utilized forward currency exchange contracts to hedge or gain exposure to various currencies during the review period. The U.S. dollar was stronger during the period despite most economies growing at faster paces than in the U.S. The U.S. dollar gained 3.55% versus its major trading partners during the period.9 The Fund was hurt by its exposures to the Chilean peso and Mexican peso, which fell 8.47% and 13.90% versus the U.S. dollar.10

A large sell-off triggered by investor risk aversion surrounding the issue of eurozone sovereign debt led the Fund’s Asian currency exposure to significantly detract from performance. The Fund’s large net-negative exposure to the Japanese yen against the U.S. dollar, through the use of forward currency exchange contracts, detracted from absolute results. The Japanese yen strengthened 7.52%10 against the U.S. dollar during the period as yields on 10-year U.S. government bonds fell 156 basis points (100 basis points equal one percentage point). Currency positions elsewhere in Asia also detracted from performance. For example, the Fund was hurt significantly by its over-weighed exposure to the Australian dollar, which depreciated 6.02% against the U.S. dollar.10 Although Chinese demand for Australia’s exports and a strong domestic economy provided some support, investor risk aversion led the currency to decline. Central banks in South Korea and the Philippines tightened policy during the period as capital flowed into their economies.

9. Source: Federal Reserve H10 Report.
10. Source: IDC/Exshare.

Semiannual Report | 11

The Fund’s exposure to the currencies of these economies detracted from performance, as did its exposure to the Indian rupee, Indonesian rupiah and
Malaysian ringgit, which depreciated 8.94%, 0.94% and 5.13%, respec-
tively, against the U.S. dollar.10

The euro weakened against the U.S. dollar during the period as investors seemed increasingly unnerved by the lack of a long-term solution to the euro-
zone’s sovereign debt crisis. The euro depreciated 5.45% against the U.S.
dollar during the period, and the Fund’s large net-negative position was a sig-
nificant contributor to relative performance.10 However, this effect was partially offset by the Fund’s exposure to some other European currencies that depreciated against the U.S. dollar. For example, the Norwegian krone depre-
ciated 5.78% against the U.S. dollar, while the Swedish krona fell 8.15%.10

In addition to purchasing global government bonds, the Fund invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to the underlying “risk-free assets,”
such as U.S. Treasury bonds. The Fund’s overall credit positioning during the period detracted from relative performance. Specifically, the Fund’s sovereign credit and high yield corporate bond exposure detracted from relative per-
formance as risk aversion led spreads to widen on these investments, while underweighted exposure to investment-grade corporate bonds helped mitigate this effect.

12 | Semiannual Report

Thank you for your continued participation in Templeton Global Balanced
Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

Semiannual Report | 13

Performance Summary as of 9/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

*The Fund began offering new Class A shares on 9/27/11. New investors on or after 7/1/11 in the Fund’s then-existing Class A shares (renamed Class A1 shares on 9/27/11) were redesignated as shareholders of the new Class A shares on 9/27/11.

14 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returnsand value of $10,000 invest-
ment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class A1: 4.25% maximum initial sales charge; Class C/C1: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Semiannual Report | 15

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 7/31/13.

16 | Semiannual Report

Performance Summary (continued)

Endnotes

The risks of investing in foreign debt and equity securities include currency fluctuations and political and economic uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund’s investment in derivative securities, such as financial futures and option contracts, and the Fund’s use of foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. The risks associated with higher yielding, lower rated debt securities include higher risk of default and loss of principal. Interest rate movements will affect the Fund’s share price and yield. While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The
Fund’s prospectus also includes a description of the main investment risks.

1. If the manager and administrator had not waived fees, the Fund’s distribution rates and total returns would have been lower, and yields for the period would have been 3.11%, 2.43%, 2.82%, 2.98% and 3.51% for Classes A1, C, C1, R and Advisor, respectively.
2. Total returns have been calculated based upon the returns for Class A1 shares prior to 7/1/11 and are restated to reflect the current, maximum
5.75% initial sales charge.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. As of 9/30/11, we are not able to calculate a distribution rate for Class A. After 12/15/11, please visit franklintempleton.com to obtain the most recent distribution rate information for Class A. Distribution rate is based on an annualization of the respective class’s most recent quarterly divi-
dend and the maximum offering price (NAV for Classes C, C1, R and Advisor) per share on 9/30/11.
7. As of 9/30/11, we are not able to calculate a yield for Class A. After 11/7/11, please visit franklintempleton.com to obtain the most recent 30-day standardized yield information for Class A shares. The 30-day standardized yield for the 30 days ended 9/30/11 reflects an estimated yield to matu-
rity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the
Fund’s financial statements.
8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
9. Aggregate total return represents the change in value of an investment over the period indicated. Since these shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 17

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

18 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.17%; A1: 1.17%;
C: 1.92%; C1: 1.57%; R: 1.42%; and Advisor: 0.92%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period for Classes A1, C1, R and Advisor Actual and Hypothetical expenses and Class A and C Hypothetical expenses. The multiplier is
4/366 for Actual Class A expenses and 92/366 for Actual Class C expenses to reflect the number of days since inception.

Semiannual Report | 19

aFor the period September 27, 2011 (effective date) to September 30, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

aFor the period July 1, 2011 (effective date) to September 30, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited)

26 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks (continued)			
Japan 3.7%			
Itochu Corp.	Trading Companies & Distributors	1,249,900	$ 12,127,710
Nintendo Co. Ltd.	Software	21,600	3,182,981
Nissan Motor Co. Ltd.	Automobiles	947,700	8,519,342
Nomura Holdings Inc.	Capital Markets	1,642,800	6,094,705
Toyota Motor Corp.	Automobiles	231,500	8,072,020
			37,996,758
Netherlands 1.3%			
ª ING Groep NV	Diversified Financial Services	1,059,240	7,470,051
Reed Elsevier NV	Media	531,373	5,841,947
			13,311,998
Norway 0.8%			
Statoil ASA	Oil, Gas & Consumable Fuels	373,890	8,020,016
Russia 0.7%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	534,300	5,102,565
Mobile TeleSystems, ADR	Wireless Telecommunication Services	127,225	1,564,868
			6,667,433
Singapore 2.6%			
DBS Group Holdings Ltd.	Commercial Banks	898,471	8,057,867
Jardine Cycle & Carriage Ltd.	Distributors	195,000	6,197,248
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	5,071,999	12,228,073
			26,483,188
South Korea 0.4%			
KB Financial Group Inc.	Commercial Banks	111,405	3,671,549
Spain 1.3%			
ª Tecnicas Reunidas SA	Energy Equipment & Services	150,147	4,844,846
Telefonica SA	Diversified Telecommunication Services	453,408	8,760,552
			13,605,398
Switzerland 3.7%			
Adecco SA	Professional Services	82,917	3,267,954
Credit Suisse Group AG	Capital Markets	134,020	3,505,933
Novartis AG	Pharmaceuticals	199,540	11,146,023
Roche Holding AG	Pharmaceuticals	86,250	13,929,645
Vontobel Holding AG	Capital Markets	220,930	5,578,026
			37,427,581
Taiwan 1.7%			
Compal Electronics Inc.	Computers & Peripherals	11,223,048	10,208,755
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,272,384	7,367,773
			17,576,528

Semiannual Report | 27

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Shares	Value
Common Stocks (continued)			
United Kingdom 11.2%			
Aviva PLC	Insurance	1,751,940	$ 8,233,048
BP PLC	Oil, Gas & Consumable Fuels	764,252	4,579,267
GlaxoSmithKline PLC	Pharmaceuticals	613,876	12,657,695
Hays PLC	Professional Services	2,749,230	2,947,931
HSBC Holdings PLC	Commercial Banks	1,426,297	10,872,917
Kingfisher PLC	Specialty Retail	3,271,624	12,542,877
Marks & Spencer Group PLC	Multiline Retail	1,912,050	9,303,960
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	19,020	587,468
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	504,429	15,682,208
The Sage Group PLC	Software	2,580,790	10,219,561
Tesco PLC	Food & Staples Retailing	1,799,261	10,531,827
Vodafone Group PLC	Wireless Telecommunication Services	4,996,502	12,868,014
WSP Group PLC	Professional Services	999,470	3,725,568
			114,752,341
United States 16.9%			
Abbott Laboratories	Pharmaceuticals	229,830	11,753,506
Accenture PLC, A	IT Services	184,560	9,722,621
Bank of America Corp.	Diversified Financial Services	541,490	3,313,919
[a] Brocade Communications Systems Inc.	Communications Equipment	885,780	3,826,570
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	7,760,578
Cisco Systems Inc.	Communications Equipment	501,900	7,774,431
Comcast Corp., Special A	Media	599,922	12,412,386
[a,b] Comfort Co. Inc.	Household Durables	2,762	54,108
CVS Caremark Corp.	Food & Staples Retailing	331,830	11,142,851
[a,c] Dex One Corp.	Media	20,281	11,357
General Electric Co.	Industrial Conglomerates	604,970	9,219,743
The Home Depot Inc.	Specialty Retail	323,320	10,627,528
JPMorgan Chase & Co.	Diversified Financial Services	229,386	6,909,106
Merck & Co. Inc.	Pharmaceuticals	371,436	12,149,672
Microsoft Corp.	Software	496,730	12,363,610
Noble Corp.	Energy Equipment & Services	297,200	8,722,820
Oracle Corp.	Software	352,618	10,134,241
Pfizer Inc.	Pharmaceuticals	286,822	5,071,013
The Procter & Gamble Co.	Household Products	169,340	10,698,901
[a] Savient Pharmaceuticals Inc.	Biotechnology	851,650	3,491,765
Time Warner Cable Inc.	Media	85,170	5,337,604
[a,c,d,e] Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	1,627,585
United Parcel Service Inc., B	Air Freight & Logistics	139,920	8,835,948
			172,961,863
Total Common Stocks (Cost $756,503,960)			624,788,916
[f] **Equity-Linked Securities 1.9%**			
Hong Kong 0.2%			
[g] The Goldman Sachs Group Inc. into Techtronic Industries Co. Ltd., 4.50%, 144A	Household Durables	384,123	2,037,004

28 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

30 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund	Industry	Principal Amount*	Value
Corporate Bonds and Notes (continued)			
United States (continued)			
MarkWest Energy Partners LP/Finance Corp., senior note, 6.75%, 11/01/20	Oil, Gas & Consumable Fuels	1,200,000	$ 1,224,000
Meritor Inc., senior note, 10.625%, 3/15/18	Machinery	1,100,000	1,064,250
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	Wireless Telecommunication Services	1,100,000	1,073,187
MGM Resorts International, senior note,			
6.625%, 7/15/15	Hotels, Restaurants & Leisure	400,000	341,000
7.50%, 6/01/16	Hotels, Restaurants & Leisure	400,000	349,000
Michaels Stores Inc., senior note, 7.75%, 11/01/18	Specialty Retail	1,200,000	1,128,000
[k] NewPage Corp., senior secured note, 11.375%, 12/31/14	Paper & Forest Products	1,100,000	822,250
[g] Petco Animal Supplies Inc., senior note, 144A, 9.25%, 12/01/18	Specialty Retail	1,100,000	1,105,500
Pinnacle Foods Finance LLC, senior note, 8.25%, 9/01/17	Food Products	1,100,000	1,078,000
Plains Exploration & Production Co., senior note, 7.625%, 6/01/18	Oil, Gas & Consumable Fuels	1,100,000	1,133,000
Quicksilver Resources Inc., senior note, 8.25%, 8/01/15	Oil, Gas & Consumable Fuels	1,100,000	1,050,500
[h] Radio One Inc., senior sub. note, PIK, 15.00%, 5/24/16	Media	836,405	752,764
[g] Reynolds Group Issuer Inc./LLC/SA, senior note, 144A, 8.75%, 5/15/18	Containers & Packaging	1,200,000	1,020,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	Hotels, Restaurants & Leisure	400,000	406,000
[g] SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18	Oil, Gas & Consumable Fuels	1,200,000	1,134,000
[g] Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	Hotels, Restaurants & Leisure	700,000	413,000
[k] Station Casinos Inc.,			
senior note, 7.75%, 8/15/16	Hotels, Restaurants & Leisure	700,000	70
senior sub. note, 6.875%, 3/01/16	Hotels, Restaurants & Leisure	900,000	90
SunGard Data Systems Inc., senior note, 7.625%, 11/15/20	IT Services	800,000	748,000
Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15	Independent Power Producers & Energy Traders	400,000	152,000
[g] Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance Inc., senior secured note,			
144A, 11.50%, 10/01/20	Independent Power Producers & Energy Traders	900,000	724,500
B, 144A, 15.00%, 4/01/21	Independent Power Producers & Energy Traders	355,000	218,325
TransUnion LLC/TransUnion FICO, senior note, 11.375%, 6/15/18	Diversified Financial Services	1,100,000	1,201,750
[g] TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	Auto Components	1,100,000	1,160,500
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	Trading Companies & Distributors	1,200,000	1,104,000

Semiannual Report | 33

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund	Principal Amount*	Value
Foreign Government and Agency Securities (continued)		
Poland 1.2%		
Government of Poland,		
5.75%, 4/25/14	14,635,000 PLN	$ 4,521,217
6.25%, 10/24/15	13,260,000 PLN	4,164,456
5.75%, 9/23/22	12,900,000 PLN	3,844,796
		12,530,469
Russia 0.2%		
[i] Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	1,862,050	2,095,737
South Korea 3.1%		
Korea Treasury Bond,		
4.75%, 12/10/11	26,705,820,000 KRW	22,667,331
5.25%, 3/10/13	237,640,000 KRW	205,693
senior bond, 4.00%, 6/10/12	8,115,200,000 KRW	6,893,024
senior bond, 3.75%, 6/10/13	682,000,000 KRW	578,880
senior bond, 3.00%, 12/10/13	1,785,550,000 KRW	1,495,916
		31,840,844
[r] **Supranational 0.4%**		
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000 MXN	4,267,795
Total Foreign Government and Agency Securities (Cost $155,057,691)		168,960,051
Municipal Bonds 0.2%		
United States 0.2%		
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University, Refunding, Series A, 5.00%, 10/01/18	800,000	962,752
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A, Assured Guaranty, 5.00%, 1/01/19	1,100,000	1,215,423
Total Municipal Bonds (Cost $1,984,430)		2,178,175
Total Investments before Short Term Investments (Cost $1,092,019,904)		964,840,382
Short Term Investments 4.7%		
Foreign Government and Agency Securities 1.1%		
Malaysia 1.1%		
[s] Bank Negara Malaysia Monetary Note, 1/17/12	5,620,000 MYR	1,747,796

Semiannual Report | 39

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2011, the aggregate value of these securities was $386,045, representing 0.04% of net assets.
cAt September 30, 2011, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSee Note 1(f) regarding investment in FT Holdings Corporation IV.
eSee Note 10 regarding restricted securities.
fSee Note 1(e) regarding equity-linked securities.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30,
2011, the aggregate value of these securities was $64,474,386, representing 6.31% of net assets.
hIncome may be received in additional securities and/or cash.
iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from regis-
tration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2011, the aggregate value of these securities was
$7,345,668, representing 0.72% of net assets.
jThe coupon rate shown represents the rate at period end.
kSee Note 8 regarding defaulted securities.
lSee Note 1(g) regarding senior floating rate interests.
mA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

40 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

Templeton Global Balanced Fund Industry Shares Value

nThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
oPrincipal amount is stated in 1,000 Brazilian Real Units.
pRedemption price at maturity is adjusted for inflation. See Note 1(i).
qPrincipal amount is stated in 100 Mexican Peso Units.
rA supranational organization is an entity formed by two or more central governments through international treaties.
sThe security is traded on a discount basis with no stated coupon rate.
tSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At September 30, 2011, the Fund had the following forward exchange contracts outstanding. See Note 1(d).

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	DBAB	Sell	55,813,000	1,280,115	10/21/11	$ 5,292	$ —
Philippine Peso	DBAB	Sell	99,945,000	2,253,551	10/26/11	—	(28,593)
Philippine Peso	DBAB	Buy	99,945,000	2,265,761	10/26/11	16,383	—
Philippine Peso	JPHQ	Buy	50,004,000	1,133,826	10/26/11	7,965	—
Philippine Peso	HSBC	Buy	50,025,000	1,132,505	10/26/11	9,766	—
Japanese Yen	DBAB	Sell	166,350,000	2,032,160	11/16/11	—	(127,165)
Japanese Yen	JPHQ	Sell	83,068,000	1,015,129	11/16/11	—	(63,145)
Euro	UBSW	Sell	592,176	802,162	11/17/11	9,200	—
Japanese Yen	BZWS	Sell	205,908,000	2,503,349	11/17/11	—	(169,503)
Japanese Yen	UBSW	Sell	66,358,000	805,902	11/17/11	—	(55,478)
Japanese Yen	HSBC	Sell	43,408,000	525,139	11/17/11	—	(38,332)
Japanese Yen	BZWS	Sell	231,295,000	2,789,375	11/21/11	—	(213,204)
Japanese Yen	BOFA	Sell	179,374,000	2,166,353	11/28/11	—	(162,456)
Japanese Yen	BZWS	Sell	261,349,000	3,156,008	11/29/11	—	(237,133)
Japanese Yen	CITI	Sell	64,869,000	783,821	11/29/11	—	(58,385)
Australian Dollar	DBAB	Buy	5,138,500	4,714,574	12/01/11	222,499	—
Japanese Yen	DBAB	Sell	160,839,000	1,921,843	12/01/11	—	(166,431)
Australian Dollar	DBAB	Buy	4,625,000	4,371,699	12/09/11	67,925	—
Australian Dollar	BZWS	Buy	2,567,000	2,397,578	12/12/11	65,685	—
Euro	DBAB	Sell	292,125	389,455	12/15/11	—	(1,705)
Malaysian Ringgit	DBAB	Buy	20,000,000	6,301,197	12/15/11	—	(45,006)
Malaysian Ringgit	DBAB	Sell	20,000,000	6,691,873	12/15/11	435,682	—
British Pound	DBAB	Sell	200,000	314,540	12/16/11	3,077	—
Malaysian Ringgit	JPHQ	Buy	14,394,105	4,546,608	12/16/11	—	(44,111)
Japanese Yen	BZWS	Sell	126,590,000	1,530,713	1/10/12	—	(114,036)
Japanese Yen	UBSW	Sell	63,290,000	765,417	1/10/12	—	(56,893)
Japanese Yen	CITI	Sell	63,300,000	765,899	1/10/12	—	(56,541)
Malaysian Ringgit	HSBC	Buy	2,848,623	916,251	1/10/12	—	(25,722)
Japanese Yen	DBAB	Sell	63,500,000	768,012	1/12/12	—	(57,056)
Japanese Yen	HSBC	Sell	63,560,000	770,284	1/12/12	—	(55,563)
Japanese Yen	BZWS	Sell	145,330,000	1,759,443	1/13/12	—	(128,891)
Japanese Yen	HSBC	Sell	146,430,000	1,774,113	1/13/12	—	(128,513)
Japanese Yen	UBSW	Sell	115,600,000	1,400,126	1/13/12	—	(101,913)
Philippine Peso	JPHQ	Buy	121,522,000	2,760,295	1/13/12	4,973	—
Philippine Peso	HSBC	Buy	19,500,000	443,353	1/17/12	305	—
Philippine Peso	HSBC	Buy	38,654,000	867,752	1/18/12	11,659	—
Philippine Peso	DBAB	Buy	22,045,000	494,782	1/18/12	6,760	—
Philippine Peso	DBAB	Buy	13,793,000	310,583	1/19/12	3,207	—
Philippine Peso	JPHQ	Buy	55,049,000	1,223,719	1/19/12	28,642	—
Euro	DBAB	Sell	1,099,250	1,492,832	1/26/12	20,925	—
Japanese Yen	BZWS	Sell	291,270,000	3,540,846	1/26/12	—	(244,620)
Japanese Yen	UBSW	Sell	254,830,000	3,099,933	1/26/12	—	(211,943)
Japanese Yen	DBAB	Sell	242,274,032	2,950,714	1/26/12	—	(197,980)
Philippine Peso	HSBC	Buy	50,025,000	1,110,926	1/26/12	26,827	—

42 | Semiannual Report

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Buy	844,670,000	1,669,803		1/27/12	$ —	$ (71,207)
Euro	DBAB	Sell	887,364	1,199,965		1/27/12	11,775	—
Japanese Yen	HSBC	Sell	313,645,839	3,826,816		1/27/12	—	(249,528)
Chilean Peso	DBAB	Buy	1,944,130,000	3,874,312		1/30/12	—	(195,699)
Chilean Peso	JPHQ	Buy	256,050,000	506,929		1/30/12	—	(22,441)
Swedish Krona	DBAB	Buy	1,850,000	206,002	EUR	1/30/12	—	(7,689)
Chilean Peso	DBAB	Buy	1,172,830,000	2,336,082		1/31/12	—	(117,053)
Euro	DBAB	Sell	2,427,000	3,300,720		1/31/12	50,946	—
Indian Rupee	JPHQ	Buy	25,080,000	520,116		2/06/12	—	(16,157)
Australian Dollar	MSCO	Buy	4,949,627	4,812,770		2/08/12	—	(91,623)
Australian Dollar	UBSW	Buy	4,948,261	4,798,576		2/08/12	—	(78,732)
Norwegian Krone	UBSW	Buy	14,083,800	1,777,181	EUR	2/08/12	3,918	—
Norwegian Krone	UBSW	Buy	19,684,700	2,474,911	EUR	2/09/12	17,420	—
Norwegian Krone	DBAB	Buy	28,125,000	3,537,068	EUR	2/09/12	23,580	—
Chilean Peso	DBAB	Buy	401,200,000	815,116		2/13/12	—	(56,736)
Euro	DBAB	Sell	288,563	390,122		2/14/12	3,736	—
Malaysian Ringgit	HSBC	Buy	5,278,000	1,705,001		2/17/12	—	(56,313)
Norwegian Krone	DBAB	Buy	1,526,000	257,223		2/17/12	942	—
Chilean Peso	DBAB	Buy	195,280,000	403,805		2/21/12	—	(34,881)
Chilean Peso	DBAB	Buy	301,900,000	623,709		2/23/12	—	(53,440)
Chilean Peso	CITI	Buy	866,360,000	1,785,389		2/27/12	—	(149,358)
Chilean Peso	DBAB	Buy	494,720,000	1,010,602		2/27/12	—	(76,375)
Chilean Peso	DBAB	Buy	401,810,000	818,184		3/01/12	—	(59,569)
Chilean Peso	DBAB	Buy	401,810,000	818,184		3/02/12	—	(59,623)
Chilean Peso	DBAB	Buy	503,570,000	1,026,019		3/05/12	—	(75,553)
Chilean Peso	DBAB	Buy	500,540,000	1,017,048		3/07/12	—	(72,435)
Chilean Peso	DBAB	Buy	486,980,000	996,888		3/09/12	—	(77,996)
Swedish Krona	DBAB	Buy	41,000,000	4,583,720	EUR	3/12/12	—	(203,155)
Chilean Peso	DBAB	Buy	985,820,000	2,010,029		3/15/12	—	(150,659)
Chilean Peso	DBAB	Buy	474,950,000	951,613		3/30/12	—	(56,797)
Chilean Peso	DBAB	Buy	504,600,000	1,007,125		4/02/12	—	(56,716)
Indian Rupee	DBAB	Buy	36,463,000	778,292		4/11/12	—	(48,276)
Indian Rupee	DBAB	Buy	78,190,000	1,675,021		4/13/12	—	(109,738)
Chilean Peso	MSCO	Buy	758,240,000	1,540,356		4/16/12	—	(114,089)
Indian Rupee	JPHQ	Buy	52,519,000	1,122,201		4/16/12	—	(70,963)
Indian Rupee	JPHQ	Buy	51,553,000	1,095,009		4/18/12	—	(63,197)
Indian Rupee	JPHQ	Buy	25,753,000	546,541		4/19/12	—	(31,128)
Indian Rupee	DBAB	Buy	18,126,000	383,781		4/19/12	—	(21,013)
Malaysian Ringgit	JPHQ	Buy	4,383,850	1,432,116		4/19/12	—	(64,812)
Swedish Krona	DBAB	Buy	123,614,356	13,666,807	EUR	4/19/12	—	(428,373)
Chilean Peso	MSCO	Buy	679,390,000	1,372,505		4/20/12	—	(95,036)
Malaysian Ringgit	JPHQ	Buy	12,561,000	4,107,452		4/23/12	—	(190,219)
Malaysian Ringgit	JPHQ	Buy	1,600,000	524,487		4/25/12	—	(25,547)
Indian Rupee	DBAB	Buy	36,620,000	777,660		4/26/12	—	(44,983)

Semiannual Report | 43

Templeton Global Investment Trust

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Templeton Global Balanced Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	JPHQ	Buy	430,475,000	872,997		4/27/12	$ —	$ (64,097)
Indian Rupee	JPHQ	Buy	31,143,000	660,509		4/27/12	—	(37,441)
Chilean Peso	CITI	Buy	693,880,000	1,426,269		4/30/12	—	(122,774)
Indian Rupee	JPHQ	Buy	25,944,000	550,828		4/30/12	—	(31,843)
Swedish Krona	DBAB	Buy	6,617,360	730,724	EUR	5/07/12	—	(22,231)
Euro	JPHQ	Sell	40,000,000	57,695,400		5/09/12	4,135,839	—
Euro	DBAB	Sell	20,000,000	28,276,200		5/11/12	1,496,420	—
Swedish Krona	DBAB	Buy	51,264,580	5,669,606	EUR	5/14/12	—	(185,362)
Malaysian Ringgit	JPHQ	Buy	3,200,000	1,048,802		5/18/12	—	(51,638)
Euro	DBAB	Sell	292,956	409,054		5/21/12	16,790	—
Chilean Peso	MSCO	Buy	375,660,000	761,170		5/22/12	—	(56,919)
Chilean Peso	DBAB	Buy	154,820,000	315,895		5/29/12	—	(25,843)
Chilean Peso	CITI	Buy	108,420,000	221,945		5/31/12	—	(18,860)
Indian Rupee	DBAB	Buy	49,615,000	1,039,711		6/01/12	—	(48,603)
Indian Rupee	HSBC	Buy	57,335,000	1,214,467		6/04/12	—	(69,295)
Indian Rupee	DBAB	Buy	36,546,000	770,687		6/07/12	—	(40,838)
Indian Rupee	HSBC	Buy	9,755,000	207,157		6/08/12	—	(12,351)
Polish Zloty	DBAB	Buy	18,797,000	4,642,840	EUR	6/08/12	—	(656,395)
Polish Zloty	CITI	Buy	3,667,000	906,238	EUR	6/08/12	—	(128,712)
Indian Rupee	DBAB	Buy	9,894,000	210,019		6/11/12	—	(12,463)
Indian Rupee	HSBC	Buy	24,630,000	522,930		6/13/12	—	(31,180)
Indian Rupee	DBAB	Buy	24,766,000	524,592		6/18/12	—	(30,236)
Indian Rupee	DBAB	Buy	22,559,000	476,029		6/20/12	—	(25,766)
Indian Rupee	JPHQ	Buy	25,600,000	540,655		6/22/12	—	(29,740)
Indian Rupee	DBAB	Buy	38,739,000	822,135		6/25/12	—	(49,099)
Indian Rupee	HSBC	Buy	26,015,000	551,282		6/27/12	—	(32,195)
Malaysian Ringgit	JPHQ	Buy	55,737,494	17,986,219		6/29/12	—	(639,536)
Indian Rupee	DBAB	Buy	25,719,000	551,942		7/11/12	—	(39,024)
Indian Rupee	JPHQ	Buy	41,367,000	891,601		7/12/12	—	(66,643)
Indian Rupee	DBAB	Buy	12,995,000	278,939		7/12/12	—	(19,787)
Malaysian Ringgit	DBAB	Buy	2,846,638	932,254		7/12/12	—	(46,500)
Malaysian Ringgit	DBAB	Sell	2,846,638	949,132		7/12/12	63,378	—
Malaysian Ringgit	DBAB	Buy	3,220,000	1,056,812		7/13/12	—	(54,898)
Malaysian Ringgit	DBAB	Buy	7,869,000	2,583,897		7/18/12	—	(135,622)
Malaysian Ringgit	DBAB	Buy	12,411,000	4,063,052		7/20/12	—	(201,749)
Malaysian Ringgit	DBAB	Buy	15,092,000	4,974,619		7/25/12	—	(279,570)
Malaysian Ringgit	JPHQ	Buy	15,868,000	5,263,367		7/27/12	—	(327,062)
South Korean Won	HSBC	Buy	13,960,588,400	12,847,955		8/09/12	—	(1,079,253)
Japanese Yen	HSBC	Sell	547,340,000	7,181,921		8/20/12	38,786	—
Japanese Yen	UBSW	Sell	257,607,000	3,377,124		8/20/12	15,189	—
Japanese Yen	JPHQ	Sell	128,008,000	1,674,511		8/20/12	3,925	—
Japanese Yen	DBAB	Sell	156,815,000	2,052,525		8/20/12	5,990	—
Japanese Yen	MSCO	Sell	100,400,000	1,318,728		8/22/12	8,389	—
Japanese Yen	DBAB	Sell	127,899,000	1,679,809		8/22/12	10,576	—

44 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 45

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Global Investment Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 49

Templeton Global Investment Trust

Notes to Financial Statements (unaudited)

Templeton Global Balanced Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. Effective July 1, 2011, Templeton Income Fund was renamed Templeton Global Balanced Fund (Fund) and is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers six classes of shares: Class A, Class A1, Class C, Class C1, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective July 1, 2011, and September 27, 2011 (Effective Dates), Class C and Class A were renamed Class C1 and Class A1, respectively, and the Fund began offering two new classes of shares, Class C and Class A. Beginning on the Effective Dates, Class C1 and Class A1 shares are only offered to existing Class C1 and Class A1 shareholders.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach

50 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivatives listed on an exchange are valued at the official closing price of the day.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be

Semiannual Report | 51

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be

52 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At September 30, 2011, the Fund held $1,824,904 in United States Treasury Notes as collateral for derivatives.

See note 12 regarding other derivative information.

e. Equity-Linked Securities

The Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities is recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

f. FT Holdings Corporation IV

The Fund invests in certain securities through its investment in FT Holdings Corporation IV, a Delaware Corporation and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in securities consistent with the investment objective of the Fund. At September 30, 2011, all Subsidiary investments as well as any other assets and liabilities are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended September 30, 2011, have been included in the Fund’s Statement of Operations.

Semiannual Report | 53

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of September 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend

54 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions (continued)

date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 55

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2011, there were an unlimited number of shares authorized ($0.01 par value).
Transactions in the Fund’s shares were as follows:

56 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Under a subadvisory agreement, Advisers, an affiliate of TGAL, provides subadvisory services to the Fund. The subadvisory fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and
A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connec-
tion with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Semiannual Report | 57

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

For the period ended September 30, 2011, the Fund paid transfer agent fees of $658,210, of which $325,207 was retained by Investor Services.

f. Waiver and Expense Reimbursements

TGAL and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2013.

58 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2011, the capital loss carryforwards were as follows:

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, payments-in-kind, bond discounts and premiums, tax straddles, corporate actions, inflation related adjustments on foreign securities, wash sales and equity linked securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2011, aggregated $133,494,627 and $50,063,439, respectively.

Semiannual Report | 59

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At September 30, 2011, the Fund had 16.74% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September 30, 2011, the aggregate value of these securities was $823,660, representing 0.08% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

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Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

10. RESTRICTED SECURITIES (continued)

At September 30, 2011, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

11. UNFUNDED LOAN COMMITMENTS

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The
Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At September 30, 2011, unfunded commitments were as follows:

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and
Liabilities and Statement of Operations.

12. OTHER DERIVATIVE INFORMATION

At September 30, 2011, the Fund has invested in derivative contracts which are reflected on the
Statement of Assets and Liabilities as follows:

Semiannual Report | 61

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

12. OTHER DERIVATIVE INFORMATION (continued)

For the period ended September 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended September 30, 2011, the average month end market value of derivatives represented 1.53% of average month end net assets. The average month end number of open derivative contracts for the period was 192.

See Note 1(d) regarding derivative financial instruments.

13. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 20, 2012. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pays its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended September 30, 2011, the Fund did not use the Global Credit Facility.

62 | Semiannual Report

Templeton Global Investment Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Balanced Fund

14. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at September 30, 2011, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of securities valued at $373,330,205 from Level 1 to Level 2 within the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Templeton Global Investment Trust

15. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Templeton Global Investment Trust

Semiannual Report | 65

Templeton Global Investment Trust

Special Meeting of Shareholders, June 10, 2011 (unaudited)

Templeton Income Fund*

A special meeting of Shareholders of Templeton Income Fund was held at the Fund’s offices, 100 Fountain Parkway N., St. Petersburg, Florida on June 10, 2011. The purpose of the meeting was to approve an amendment to the Fund’s fundamental investment goal to clarify that the Fund seeks both income and capital appreciation. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal: To approve an amendment to the Fund’s fundamental investment goal to clarify that the Fund seeks both income and capital appreciation.

*Effective July 1, 2011, Templeton Income Fund was renamed Templeton Global Balanced Fund.

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Templeton Global Investment Trust

Shareholder Information

Templeton Global Balanced Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 67

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Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.
(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 8. Portfolio Managers of Closed-End Management Investment Company. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Securities Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant changes in

the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date November 25, 2011